Trade receivables (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Trade Receivables

	2018	2017
From sales of educational content	146,114	96,025
From related parties (Note 10)	3,916	3,444

	150,030	99,469

(-) Allowance for doubtful accounts	(13,419)	(4,533)

	136,611	94,936

Summary of Aging of Trade Receivables

As of December 31, 2018 and 2017, the aging of trade receivables was as follows:

	2018	2017
Neither past due nor impaired	127,387	83,441
Past due	22,643	16,028
1 to 60 days	8,931	7,143
61 to 90 days	3,868	2,508
91 to 120 days	1,978	1,789
121 to 180 days	3,173	1,280
More than 180 days	4,693	3,308

	150,030	99,469

Summary of Allowance for Doubtful Accounts

The movement in the allowance for doubtful accounts for the years ended December 31, 2018 and 2017, was as follows:

Balance at December 31, 2015	(2,002)
Additions	(5,613)
Receivables written off during the year as uncollectible	2,229

Balance at December 31, 2016	(5,386)
Additions	(5,227)
Receivables written off during the year as uncollectible	6,080

Balance at December 31, 2017	(4,533)
Change in accounting policy – IFRS 9	(5,757)

Balance at January 1, 2018	(10,290)
Additions	(9,588)
Receivables written off during the year as uncollectible	6,459

Balance at December 31, 2018	(13,419)